Taxes on Income	12 Months Ended
Dec. 31, 2021
Taxes on Income

Note 15 - Taxes on Income:

A.	Tax rates applicable to the Company

The corporate tax rate has been 23% since 2018.

B.	Tax assessments

In accordance with the agreement with the tax authorities, the Company has tax assessments that are considered as final up to and including the tax year 2020.

C.	Carryforward tax losses and other temporary differences

The Company has business losses and capital losses for tax purposes which are carried forward to future years and which amount to, as of December 31, 2021, a total of approximately NIS 88,857 thousand.

D.	Deferred taxes

The Company recorded deferred tax in the amount of NIS 3,514 thousand in respect of the balance of carryforward loss.

(1)	Recognized deferred tax assets and liabilities

Deferred taxes are calculated according to the tax rate anticipated to be in effect on the date of reversal as stated above.

Note 15 - Taxes on Income: (Cont.)

The movement in deferred tax assets and liabilities is attributable to the following items:

Balance of deferred tax asset	2,904
(liability) as at January 1, 2021
Changes recognized in biological assets	(1,280)
Changes recognized in other	306
Business combinations (see Note 8)	1,090

Balance of deferred tax asset
(liability) as at December 31, 2021	3,020

E.	Current taxes

The Company recorded a provision for current taxes in the amount of NIS 10,467 thousand.

F.	Taxes on income which are included in the statements of profit or loss.

For the year ended December 31

	2021	2020	2019
	NIS in thousands	NIS in thousands	NIS in thousands
Current tax (income) expense	10,467	636	-
Deferred tax (income)	974	(2,904)	(673)

Total tax (benefit) expense	11,441	(2,268)	(673)

G.	A reconciliation between the theoretical tax on earnings before income and tax expenses For the year ended December 31

	2021	2020	2019
	NIS in thousands
Loss (Profit) before taxes on income	(18,734)	38,308	6,566
tax rate	23%	23%	23%

Total tax benefit (expense) at applicable tax rate	(4,309)	8,811	1,510
Nondeductible (losses) gains on financial assets	(419)	(8,555)	18,390
Nondeductible Share-based payment	(1,484)	(2,302)	(15,648)
Tax losses for which deferred taxes were not created	(2,709)	(217)	(4,906)
Other permanent differences	(2,520)	(5)	(19)
Income tax benefit (expense)	(11,441)	2,268	673